Business Combinations (Details) - Schedule of Components and the Allocation of the Purchase Price $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisition of Lab Society [Member]
Purchase price consideration
Closing proceeds	$ 4,002
Transaction expenses	80
Closing buyer shares	1,904
Holdback buyer shares	816
Earn-out consideration	1,420
Working capital adjustment	(255)
Fair value of total consideration transferred	7,967
Total purchase price, net of cash acquired	7,402
Fair value allocation of purchase price
Cash and cash equivalents	565
Accounts receivable, net	511
Inventory	2,130
Prepaid expenses and other current receivables	55
Right - of-use assets, net	304
Property and equipment, net	177
Prepaid and refundable taxes	194
Accounts payable, accrued expenses, and other current liabilities	(1,224)
Deferred revenue	(963)
Deferred tax liability	(237)
Finance lease liabilities, current	(36)
Finance lease liabilities, non-current	(35)
Operating lease liabilities, current	(112)
Operating lease liabilities, non-current	(192)
Acquired intangible assets	2,462
Goodwill	4,368
Total purchase price	7,967
Acquisition of PurePressure [Member]
Purchase price consideration
Closing proceeds	3,613
Indebtedness paid	320
Transaction expenses	115
Closing buyer shares	2,211
Holdback buyer shares	654
Earn-out consideration	707
Working capital adjustment	330
Fair value of total consideration transferred	7,950
Total purchase price, net of cash acquired	7,647
Fair value allocation of purchase price
Cash and cash equivalents	303
Accounts receivable, net	48
Inventory	1,537
Prepaid expenses and other current receivables	61
Other non-current assets	16
Accounts payable and accrued expenses	(765)
Right - of-use assets, net	191
Property and equipment, net	219
Deferred revenue	(762)
Finance lease liabilities, current	(4)
Finance lease liabilities, non-current	(10)
Notes payable, current	(260)
Notes payable, non-current	(12)
Operating lease liabilities, current	(117)
Operating lease liabilities, non-current	(74)
Acquired intangible assets	3,037
Goodwill	4,542
Total purchase price	$ 7,950